CONTRACT ASSETS - Schedule of contract assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets [abstract]
Related parties	$ 0	$ 1,679
Other trade receivables	4,091	3,356
Contract Assets	$ 4,091	$ 5,035	$ 6,015